PREFERRED STOCK (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2009	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 16, 2009
Stockholders' equity
Preferred stock, liquidation preference (in dollars per share)		$ 1,000	$ 1,000	$ 1,000
Quarterly cash dividends paid			$ 0.38	$ 0.38	$ 0.38
Warrant to purchase the shares of common stock (in shares)						778,421
Term of warrant (in years)	10 years
Exercise price of warrants (in dollars per share)						$ 6.27
Proceeds from issuance of preferred stock and of warrants	$ 32,500,000
Proceeds allocated to the Warrant	2,200,000
Repurchase from private investors in par value		7,100,000
Percentage of outstanding shares of preferred stock repurchased		22.00%
Repurchase of preferred shares, net		6,600,000	6,608,067
Average discount from par value (as a percent)		7.20%
Benefit from repurchase of stock		364,000
Repurchase of common stock warrant		1,100,000	1,110,000
Reduction in total stockholders' equity from repurchase		$ 7,700,000	$ 7,700,000
Warrant
Stockholders' equity
Risk-free interest rate (as a percent)	4.30%
Expected volatility (as a percent)	35.53%
Dividend yield (as a percent)	4.50%
Series A Preferred Stock
Stockholders' equity
Preferred stock, liquidation preference (in dollars per share)						$ 1,000
Risk-adjusted rate of return (as a percent)	12.00%
Period over which cumulative Preferred Stock dividends are paid at 5% per year (in years)	5 years
Period of accretion of discount on preferred stock (in years)	5 years
Series A Preferred Stock | First five years (January 16, 2009 to January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)	5.00%
Series A Preferred Stock | Thereafter (beginning January 16, 2014)
Stockholders' equity
Annual preferred stock dividend rate (as a percent)	9.00%